Deferred dry-dock and special survey costs, net	12 Months Ended
Dec. 31, 2025
Deferred Dry-dock And Special Survey Costs Net
Deferred dry-dock and special survey costs, net

7. Deferred dry-dock and special survey costs, net:

The movement in Deferred dry-dock and special survey costs, net, in the accompanying Consolidated Balance Sheets are as follows:

	Year ended December 31,
	2023	2024	2025

Balance January 1,	$794	$1,622	$1,214
Additions	1,506	(26)	1,478
Amortization of special survey costs	(388)	(382)	(599)
Pyxis Malou write-off	(168)	—	—
Pyxis Epsilon write-off	(122)	—	—
Balance December, 31	$1,622	$1,214	$2,093

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

7. Deferred dry-dock and special survey costs, net: - Continued:

During the year ended December 31, 2023, Pyxis Theta and Pyxis Karteria completed their second special surveys at a cost of $700 and $806, respectively, for an aggregate of $1,506 of which $1,379 was paid as of December 31, 2023 and the remaining amount was paid during 2024. During 2025, Konkar Venture and Konkar Asteri performed their second special surveys at a cost of $798 and $679, respectively. Including other additions of $1, the aggregate cost for the year was $1,478. The amortization of the special survey costs is separately reflected in the accompanying Consolidated Statements of Comprehensive Income.